Details of Significant Accounts - Income tax, schedule of deductible temporary difference that are not recognized as deferred income tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Details of Significant Accounts
Deductible temporary differences	$ 3,424	$ 614